Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	$ 2,478	$ 1,649
Long-term incentive plan (cash-settled awards)	1,714	1,001
Corporate office leases	627	823
Total	4,819	$ 3,473
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	2,478
Long-term incentive plan (cash-settled awards)	1,046
Corporate office leases	126
Total	3,650
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	668
Corporate office leases	501
Total	1,169
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	0
Corporate office leases	0
Total	$ 0